Property And Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Machinery and equipment	$2,217	$1,430
Furniture and fixtures	90	60
Leasehold improvements	677	496
Construction in process	—	389

Total property and equipment	2,984	2,375
Less accumulated depreciation	(1,148)	(712)

Total property and equipment, net	$1,836	$1,663

Depreciation expense
was $436 thousand

and $260 thousand for the years ended December 31, 2020 and 2019, respectively.